LEASES, COMMITMENTS AND CONTINGENCIES - Schedule of Right of Use Assets and Lease Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019
Commitments And Contingencies Disclosure [Abstract]
Right-of-use asset	$ 4,306	$ 3,580
Finance	2,649	3,159
Total	6,955	6,739
Lease liabilities, current
Operating	967	1,221
Finance	1,023	1,246
Total	1,990	2,467
Lease liabilities, noncurrent
Operating	3,482	2,513
Finance	483	676
Total	$ 3,965	$ 3,189